Note 17 - Voyage Expenses and Vessel Operating Expenses - Vessels' Operating Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Crew wages and related costs	$ 37,345,800	$ 36,821,527	$ 31,391,419
Insurance	2,016,647	2,421,948	2,415,028
Repairs and maintenance	6,424,557	5,724,148	5,091,916
Spares and consumable stores	8,508,276	8,514,293	7,978,592
Miscellaneous expenses	5,124,154	5,340,920	3,777,670
Total	$ 59,419,434	$ 58,822,836	$ 50,654,625